UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23133

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND-T

(Exact name of registrant as specified in charter)

399 Park Avenue, 18th Floor

New York, NY 10022

(Address of principal executive offices)(Zip code)

Daniel R. Gilbert

Chief Executive Officer and President

NorthStar Real Estate Capital Income Fund-T

399 Park Avenue, 18th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2015 through June 30, 2016 with respect to which NorthStar Real Estate Capital Income Fund-T was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthStar Real Estate Capital Income Fund-T

By:	/s/ Daniel R. Gilbert
Name: Daniel R. Gilbert
Title: Chairman, Chief Executive Officer and President

Date: August 18, 2016